UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 34th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John T. Lykouretzos
Title:  Managing Member
Phone:  212-849-6700


Signature, Place and Date of Signing:

/s/John T. Lykouretzos        New York, New York         February 14, 2011
----------------------        ------------------       --------------------
     [Signature]                [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $1,608,283
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      13 F File Number                             Name

1)       028-11651                        Hoplite Partners, L.P.
2)       028-11652                        Hoplite Offshore Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                 Hoplite Capital Management, LLC
                                                       December 31, 2010



COLUMN 1                        COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                    VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP    (X1000)    PRN AMT  PRN CALL  DISCRETION  MANGRS     SOLE     SHARED  NONE
APOLLO GROUP INC               CL A            037604105    24,089     610,000 SH        SHARED       1,2        610,000
BAIDU INC                      SPON ADR REP A  056752108    21,430     222,000 SH        SHARED       1,2        222,000
BE AEROSPACE INC               COM             073302101    34,733     937,965 SH        SHARED       1,2        937,965
BERKSHIRE HATHAWAY INC DEL     CL A            084670108       241           2 SH        SHARED       1,2              2
CIGNA CORP                     COM             125509109   127,613   3,481,000 SH        SHARED       1,2      3,481,000
CITIGROUP INC                  COM             172967101    53,047  11,215,000 SH        SHARED       1,2     11,215,000
COCA COLA ENTERPRISES INC NE   COM             19122T109    81,714   3,264,626 SH        SHARED       1,2      3,264,626
CROWN CASTLE INTL CORP         COM             228227104    39,549     902,323 SH        SHARED       1,2        902,323
DEVON ENERGY CORP NEW          COM             25179M103    82,671   1,053,000 SH        SHARED       1,2      1,053,000
DIRECTV                        COM CL A        25490A101    84,971   2,128,000 SH        SHARED       1,2      2,128,000
E-COMMERCE CHINA DANGDANG IN   SPN ADS COM A   26833A105    11,911     440,000 SH        SHARED       1,2        440,000
EXPRESS SCRIPTS INC            COM             302182100    43,618     807,000 SH        SHARED       1,2        807,000
FRESH MKT INC                  COM             35804H106    16,964     411,756 SH        SHARED       1,2        411,756
GENERAL MTRS CO                COM             37045V100    42,868   1,163,000 SH        SHARED       1,2      1,163,000
GOODRICH CORP                  COM             382388106    72,647     824,874 SH        SHARED       1,2        824,874
HUNTSMAN CORP                  COM             447011107    53,936   3,455,240 SH        SHARED       1,2      3,455,240
INTUIT                         COM             461202103    55,610   1,128,000 SH        SHARED       1,2      1,128,000
INVESCO LTD                    SHS             G491BT108    51,248   2,130,000 SH        SHARED       1,2      2,130,000
JPMORGAN CHASE & CO            COM             46625H100    28,209     665,000 SH        SHARED       1,2        665,000
KRONOS WORLDWIDE INC           COM             50105F105    16,996     400,000 SH        SHARED       1,2        400,000
MEDNAX INC                     COM             58502B106    16,486     245,000 SH        SHARED       1,2        245,000
NEW ORIENTAL ED & TECH GRP I   SPON ADR        647581107    23,887     227,000 SH        SHARED       1,2        227,000
NEWELL RUBBERMAID INC          COM             651229106    45,505   2,503,000 SH        SHARED       1,2      2,503,000
NVR INC                        COM             62944T105    81,368     117,751 SH        SHARED       1,2        117,751
PENN WEST ENERGY TR            TR UNIT         707885109    22,126     925,000 SH        SHARED       1,2        925,000
PRICESMART INC                 COM             741511109    11,865     312,000 SH        SHARED       1,2        312,000
PROCTER & GAMBLE CO            COM             742718109    43,359     674,000 SH        SHARED       1,2        674,000
PROGRESSIVE CORP OHIO          COM             743315103    23,943   1,205,000 SH        SHARED       1,2      1,205,000
QEP RES INC                    COM             74733V100    24,836     684,000 SH        SHARED       1,2        684,000
ROCKWOOD HLDGS INC             COM             774415103    23,707     606,000 SH        SHARED       1,2        606,000
RYLAND GROUP INC               COM             783764103    10,644     625,000 SH        SHARED       1,2        625,000
SBA COMMUNICATIONS CORP        COM             78388J106    74,946   1,830,622 SH        SHARED       1,2      1,830,622
SHERWIN WILLIAMS CO            COM             824348106    98,414   1,175,095 SH        SHARED       1,2      1,175,095
SOTHEBYS                       COM             835898107    30,105     669,000 SH        SHARED       1,2        669,000
TARGET CORP                    COM             87612E106    49,493     823,100 SH        SHARED       1,2        823,100
WMS INDS INC                   COM             929297109    20,358     450,000 SH        SHARED       1,2        450,000
YUM BRANDS INC                 COM             988498101    63,176   1,288,000 SH        SHARED       1,2      1,288,000



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